UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. One New York Plaza New York, New York 10004	Copies to: Jack W. Murphy, Esq. Dechert LLP 1775 I Street, NW Washington, DC 20006

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2008

Item 1. Schedule of Investments.

GOLDMAN SACHS STRATEGIC INTERNATIONAL EQUITY FUND

Schedule of Investments

July 31, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — 95.2%
Australia — 3.7%
283,781	Alumina Ltd. (Materials)	$1,226,564
67,227	BHP Billiton Ltd. (Materials)	2,508,630
60,000	Westpac Banking Corp. (Banks)	1,204,559

		4,939,753

Belgium — 1.1%
20,940	InBev NV (Food, Beverage & Tobacco)	1,403,468

Brazil — 1.6%
171,298	NET Servicos de Comunicacao SA Preference Shares (Media)*	2,162,141

Cyprus — 0.8%
127,447	ProSafe SE (Energy)	1,108,409

France — 11.0%
16,140	BNP Paribas (Banks)	1,591,118
28,649	Ipsen SA (Pharmaceuticals, Biotechnology & Life Sciences)	1,529,973
15,880	Renault SA (Automobiles & Components)	1,318,227
25,160	Societe Generale (Banks)	2,328,283
46,791	Societe Television Francaise 1 (Media)	801,602
43,097	Total SA (Energy)	3,299,895
19,232	Veolia Environnement (Utilities)	1,020,616
66,935	Vivendi (Media)	2,798,589

		14,688,303

Germany — 8.3%
9,332	Allianz SE (Registered) (Insurance)	1,582,401
14,971	Bilfinger Berger AG (Capital Goods)	1,009,221
15,347	E.ON AG (Utilities)	2,924,686
7,196	Merck KGaA (Pharmaceuticals, Biotechnology & Life Sciences)	869,445
31,790	SAP AG (Software & Services)	1,840,742
23,320	Siemens AG (Registered) (Capital Goods)	2,849,548

		11,076,043

Greece — 0.8%
42,922	EFG Eurobank Ergasias (Banks)	1,064,847

Hong Kong — 4.1%
160,900	Esprit Holdings Ltd. (Retailing)	1,712,050
129,000	Sun Hung Kai Properties Ltd. (Real Estate)	1,913,177
172,000	Swire Pacific Ltd. Class A (Real Estate)	1,837,130

		5,462,357

India — 0.4%
71,053	Indiabulls Financial Services Ltd. GDR (Registered) (Diversified Financials)	463,976
71,053	Indiabulls Securities Ltd. GDR (Diversified Financials)*	121,328

		585,304

Italy — 5.2%
133,316	Banca Popolare Di Milano Scarl (Banks)	1,332,551
72,378	ENI SpA (Energy)	2,442,372
61,551	Geox SpA (Consumer Durables & Apparel)	689,348
99,343	Mediobanca SpA (Diversified Financials)	1,444,555

Shares	Description	Value
Common Stocks — (continued)
Italy — (continued)
148,512	Snam Rete Gas SpA (Utilities)	$981,633

		6,890,459

Japan — 19.3%
148,000	Asahi Glass Co. Ltd. (Capital Goods)	1,635,242
56,100	Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)(a)	896,739
212	East Japan Railway Co. (Transportation)	1,658,373
114,000	Fujitsu Ltd. (Technology Hardware & Equipment)	824,493
74,000	Hitachi Metals Ltd. (Materials)	1,219,620
32,300	Komatsu Ltd. (Capital Goods)	802,146
65,000	Mitsubishi Estate Co. Ltd. (Real Estate)	1,565,477
57,000	Mitsui & Co. Ltd. (Capital Goods)	1,169,425
343	Nippon Telegraph & Telephone Corp. (Telecommunication Services)	1,742,646
119,200	Nomura Holdings, Inc. (Diversified Financials)	1,720,208
38,000	Olympus Corp. (Health Care Equipment & Services)	1,275,951
80,600	Seven & I Holdings Co. Ltd. (Food & Staples Retailing)	2,464,915
44,600	Sony Corp. (Consumer Durables & Apparel)	1,686,555
125,800	Sumitomo Electric Industries Ltd. (Capital Goods)	1,528,035
362,000	Sumitomo Metal Industries Ltd. (Materials)	1,741,503
265	Sumitomo Mitsui Financial Group, Inc. (Banks)	2,056,057
273,000	Toshiba Corp. (Technology Hardware & Equipment)	1,772,486

		25,759,871

Kuwait — 0.8%
54,400	Global Investment House KSCC GDR (Diversified Financials)*(b)	1,047,200

Luxembourg — 0.8%
13,875	Millicom International Cellular SA SDR (Telecommunication Services)(a)	1,011,987

Netherlands — 0.9%
104,901	Aegon NV (Insurance)	1,226,387

Norway — 1.5%
31,949	Schibsted ASA (Media)	930,515
30,856	StatoilHydro ASA (Energy)	999,537

		1,930,052

Russia — 2.6%
41,233	OAO Gazprom ADR (Energy)	1,958,568
1,270	Sberbank RF GDR (Registered) (Banks)	434,831
3,004	Sberbank RF GDR (Registered) (Banks)*	1,028,531

		3,421,930

Singapore — 2.0%
362,000	Cosco Corp. (Singapore) Ltd. (Capital Goods)	800,317
136,000	DBS Group Holdings Ltd. (Banks)	1,891,671

		2,691,988

GOLDMAN SACHS STRATEGIC INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Sweden — 2.2%
91,000	Atlas Copco AB Class B (Capital Goods)	$1,278,020
58,381	SSAB Svenskt Stal AB Series A (Materials)	1,602,803

		2,880,823

Switzerland — 14.0%
26,769	Credit Suisse Group AG (Registered) (Diversified Financials)	1,336,846
9,467	Kuehne & Nagel International AG (Registered) (Transportation)	792,037
91,823	Nestle SA (Registered) (Food, Beverage & Tobacco)	4,027,813
52,795	Novartis AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	3,134,211
19,174	Roche Holding AG (Pharmaceuticals, Biotechnology & Life Sciences)	3,542,623
5,640	Swiss Life Holding (Registered) (Insurance)*	1,450,082
19,160	Swiss Reinsurance (Registered) (Insurance)	1,191,489
71,583	UBS AG (Registered) (Diversified Financials)*	1,373,972
25,387	Xstrata PLC (Materials)	1,820,898

		18,669,971

United Kingdom — 14.1%
336,886	Aegis Group PLC (Media)	723,156
33,142	Anglo American PLC (Materials)	1,894,615
88,661	BG Group PLC (Energy)	2,003,752
118,079	HSBC Holdings PLC (Banks)	1,952,772
43,782	Imperial Tobacco Group PLC (Food, Beverage & Tobacco)	1,635,131
16,958	Kazakhmys PLC (Materials)	499,175
66,846	Schroders PLC (Diversified Financials)	1,267,131
87,148	Shire Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	1,444,262
447,431	Tesco PLC (Food & Staples Retailing)	3,178,150
70,011	The Capita Group PLC (Commercial Services & Supplies)	949,964
40,718	Venture Production PLC (Energy)	594,629
967,335	Vodafone Group PLC (Telecommunication Services)	2,591,316

		18,734,053

TOTAL COMMON STOCKS		$126,755,346

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-Term Obligation — 4.2%
JPMorgan Chase Euro — Time Deposit
$5,600,266	2.023%	08/01/08	$5,600,266

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL			$132,355,612

	Interest
Shares	Rate	Value
Securities Lending Collateral — 0.1%
Boston Global Investment Trust — Enhanced Portfolio(c)
195,235	2.427%	$195,235

TOTAL INVESTMENTS — 99.5%		$132,550,847

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.5%		667,433

NET ASSETS — 100.0%		$133,218,280

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or a portion of security is on loan.

(b) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $1,047,200, which represents approximately 0.8% of net assets as of July 31, 2008.

(c) Variable rate security. Interest rate disclosed is that which is in effect at July 31, 2008.

Investment Abbreviations:
ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt
SDR	— Swedish Depositary Receipt

For information on the mutual fund, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS STRATEGIC INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2008 (Unaudited)

As a % of
Investments Industry Classifications†	Net Assets

Automobiles & Components	1.0%
Banks	11.1
Capital Goods	8.3
Commercial Services & Supplies	0.7
Consumer Durables & Apparel	1.8
Diversified Financials	6.6
Energy	9.4
Food & Staples Retailing	4.3
Food, Beverage & Tobacco	5.3
Health Care Equipment & Services	1.0
Insurance	4.1
Materials	9.4
Media	5.5
Pharmaceuticals, Biotechnology & Life Sciences	8.5
Real Estate	4.0
Retailing	1.3
Short-term Investments #	4.3
Software & Services	1.4
Technology Hardware & Equipment	1.9
Telecommunication Services	4.0
Transportation	1.8
Utilities	3.8

TOTAL INVESTMENTS	99.5%

† Industry concentrations greater than one-tenth of one percent are disclosed.

# Short-term investments include a short-term obligation and securities lending collateral.

GOLDMAN SACHS STRATEGIC INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2008 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY CONTRACTS — At July 31, 2008, the Fund had outstanding forward foreign currency exchange contracts, to sell foreign currencies:

Open Forward Foreign Currency Contracts with Unrealized Loss	Contract Type	Expiration Date	Value on Settlement Date	Current Value	Unrealized Loss

Swiss Franc	Sale	8/18/08	$352,332	$354,004	$(1,672)

FUTURES CONTRACTS — At July 31, 2008, the following futures contracts were open:

Type	Number of Contracts Long	Settlement Month	Notional Value	Unrealized Gain (Loss)

Dow Jones EURO STOXX 50	25	September 2008	$1,317,683	$4,591
FTSE 100 Index	6	September 2008	642,871	(1,149)

TOTAL				$3,442

TAX INFORMATION — At July 31, 2008, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. Federal income tax purposes were as follows:

Tax Cost	$145,113,275

Gross unrealized gain	4,694,660
Gross unrealized loss	(17,257,088)

Net unrealized security loss	$(12,562,428)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRATEGIC INTERNATIONAL EQUITY FUND

Schedule of Investments

July 31, 2008 (Unaudited)

ADDITIONAL NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The investment valuation policy of the Fund is to value investments at market value. Investments in equity securities traded on a foreign securities exchange are valued daily at fair value determined by an independent fair value service (if available) under valuation procedures approved by the Board of Trustees consistent with applicable regulatory guidance. The independent service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. While the independent service may not take into account market or security specific information, under the valuation procedures these securities might also be fair valued by the adviser by taking into consideration market or security specific information, including, but not limited to, corporate actions or events, market disruptions or governmental actions.

     Investments in equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system or for investments in securities traded on a foreign securities exchange for which an independent fair value service cannot provide a quote are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services or broker/dealer-supplied valuations. The pricing services may use valuation models or matrix pricing, which considers yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share on the valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available or are deemed not to reflect market value by Goldman Sachs Asset Management International (“GSAMI”) are valued at fair value using methods approved by the Board of Trustees.
     In addition, GSAMI, consistent with its procedures and applicable regulatory guidance, may determine to make an adjustment to the previous closing prices of either domestic or foreign securities in light of significant events, to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: situations relating to one or more single issuers in a market sector; significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions or market closing; governmental actions or other developments; as well as the same or similar events which may affect specific issuers or the securities markets even though not tied directly to the securities markets. Other significant events that could relate to a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; corporate announcements on significant litigation and regulatory news such as governmental approvals.

Futures Contracts — The Fund may enter into futures transactions to hedge against changes in interest rates, securities prices, currency exchange rates or to seek to increase total return. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Fund is required to segregate cash or securities equal to the minimum “initial margin” requirement of the associated futures exchange. Subsequent payments for futures contracts (“variation margin”) are paid or received by the Fund, dependent on the daily fluctuations in the value of the contracts, and are recorded for financial reporting purposes as unrealized gains or losses. When contracts are closed, the Fund realizes a gain or loss.

     The use of futures contracts involves, to varying degrees, elements of market and counterparty risk. Changes in the value of a futures contract may not directly correlate with changes in the value of the underlying securities. These risks may decrease the effectiveness of the Fund’s strategies and potentially result in a loss.

Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. The Fund may also purchase and sell forward contracts to seek to increase total return. All commitments are “marked-to-market” daily at the applicable translation rates and any resulting unrealized gains or losses are recorded in the Fund’s financial statements. The Fund records realized gains or losses at the time a forward contract is offset by entry into a closing transaction or extinguished by delivery of the currency.

     Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At July 31, 2008, the Fund had segregated sufficient cash and/or securities to cover any commitments under these contracts.

Other Risks — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and have delayed settlements, and their prices may be more volatile than those of comparable securities in the United States.

Securities Lending — Pursuant to exemptive relief granted by the Securities and Exchange Commission (‘‘SEC’’) and the terms and conditions contained therein, the Fund may lend its securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), formerly Boston Global Advisers, a wholly-owned subsidiary of Goldman, Sachs & Co. (“Goldman Sachs”), to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Fund’s securities lending procedures, the loans are collateralized at all times with cash and/or securities with a market value at least equal to the securities on loan. The market value of the loaned securities is determined at the close of business of the Fund, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Fund on the next business day. As with other extensions of credit, the Fund bears the risk of delay on recovery or loss of rights in the collateral should the borrower of the securities fail financially.

     The Fund invests the cash collateral received in connection with securities lending transactions in the Enhanced Portfolio of Boston Global Investment Trust (“Enhanced Portfolio”), a Delaware statutory trust. The Enhanced Portfolio is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 (the “Act”) and is managed by Goldman Sachs Asset Management, L.P. (‘‘GSAM’’), for which GSAM receives an investment advisory fee of up to 0.10% of the average daily net assets of the Enhanced Portfolio. The Enhanced Portfolio invests in money market instruments, but is not a “money market fund” subject to the requirements of Rule 2a-7 of the Act. The Fund bears the risk of incurring a loss from the investment of cash collateral due to either credit or market factors. Both the Fund and GSAL receive compensation relating to the lending of the Fund’s securities.

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	September 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	September 29, 2008

By (Signature and Title)*	JOHN M. PERLOWSKI, TREASURER/PRINCIPAL FINANCIAL OFFICER

Date	September 29, 2008

* Print the name and title of each signing officer under his or her signature.